Inventories, Net (Details) - Schedule of inventories, net - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Inventories Net Abstract
Raw materials	$ 279,738	$ 212,736
Finished products	253,447	178,748
Inventories, net	$ 533,185	$ 391,484